Coronavirus Pandemic Considerations	6 Months Ended
Dec. 31, 2020
Disclosure of events after reporting period [Abstract]
Coronavirus Pandemic Considerations	Coronavirus pandemic considerations
The ongoing COVID-19 pandemic has resulted in many countries around the world imposing lockdowns, shelter-in-place orders, quarantines, restrictions on travel and mass gatherings, including the cancellation of trade shows and other events, and the extended shutdown of certain non-essential businesses that cannot be conducted remotely.
While the potential economic impact brought by, and the duration of, the COVID-19 pandemic is difficult to assess or predict, it has resulted in significant disruption of global financial markets. In light of the uncertain and rapidly evolving situation relating to the spread of COVID-19, the Group have taken temporary precautionary measures intended to help minimize the risk of the virus to its employees, its customers, and the communities in which it participates, which could negatively impact its business. As a company with employees,customers, partners and investors across the globe, Endava believes in upholding its company value of being good citizens by doing its part to help slow the spread of the virus. To this end, the Group have enabled all of its employees to work remotely in compliance with relevant government advice, have suspended all non-essential travel worldwide for its employees, and are canceling or postponing company-sponsored events, including employee attendance at industry events and in-person work-related meetings. Up to the date of this report, the COVID-19 pandemic has not had a material impact on the financial results of the Group. The Directors reviewed the financial health and liquidity position of the Group and concluded that even in a scenario with a significant downturn in revenues and no cost controls to offset, the Group has adequate resources to continue operations for the foreseeable future. They also reviewed the potential exposure to impacted industry sectors and concluded that this was limited. The Group does not expect material impairments of any assets as a result of the COVID-19 pandemic. Any potential impact, including market fluctuations caused by a foreign exchange volatility, on the Group’s business from the COVID-19 pandemic is closely monitored. The situation could change at anytime and there can be no assurance that the pandemic will not have a material adverse impact on the future operations and results of the Group.Post balance sheet events
On March 4, 2021, Endava (UK) Limited completed the acquisition of Pet Minuta d.o.o.of Croatia and its U.S. subsidiary, Five Minutes Studio, Inc. (together “FIVE”). FIVE, based in Brooklyn, NY and Croatia, is a digital agency delivering a full spectrum of services, including product strategy, the design, build and delivery of digital experiences, and ongoing growth marketing using agile methodology combined with a scientific/metrics-driven approach to product design.

With this acquisition, Endava increases its capacity in the ideation, design and delivery of intelligent digital experiences and enhances its capabilities in digital product strategy and performance optimization services. FIVE brings to Endava a list of clients primarily based in the United States. This list includes well-known companies such as Rosetta Stone, Bullhorn Inc. and Napster. FIVE partners with clients to create new revenue streams and applies its results-driven focus to help those clients increase revenue, and user engagement, while lowering acquisition costs, all results that are critical to digital product success in the long term.

FIVE has a team of 157 operational employees based in Brooklyn, NY and Croatia. The majority of its people are based in delivery centers in Croatia’s four largest cities.

The total consideration was of $35 million, which amount remains subject to post-closing adjustments based on the cash, debt and working capital of FIVE as of the closing date. The consideration consisted of (1) initial cash consideration of $22.1 million, which amount remains subject to post-closing adjustments based on the cash, debt and working capital of FIVE as of the closing date (2) further cash consideration of $4 million which will be held back for 24 months and will be available to satisfy any warranty or indemnity claims, (3) $2.5 million of cash consideration which is subject to fulfillment of certain earnout conditions and (4) $6.4 million equity consideration.